Going Concern and Management's Liquidity Plans (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern and Management's Liquidity Plans (Textual)
Cash	$ 674,776	$ 2,228,708	$ 1,201,587	$ 374,490	$ 386,316
Working capital deficit	1,461,669
Net cash in operating activities	(3,535,373)	(2,473,430)	(7,997,465)	(6,182,816)
Proceeds from exercise of common stock warrants	63,000
Proceeds from sale of common stock	3,304,000		$ 2,676,644	$ 5,000,275
Proceeds from advances	$ 397,500	$ 6,504